Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance
a.	Statement of compliance
The accompanying consolidated financial statements have been prepared in conformity with IFRSs issued by the IASB.
Basis of preparation
b.	Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis except for financial instruments and trade payable arising from cash-settled share-based payment arrangements which are measured at fair value.

Classification of current and non-current assets and liabilities
c.	Classification of current and non-current assets and liabilities

Current assets include:

1)	Assets held primarily for the purpose of trading;
2)	Assets expected to be realized within 12 months after the reporting period; and
3)	Cash and cash equivalents unless the asset is restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period.

Current liabilities include:

1)	Liabilities held primarily for the purpose of trading;
2)	Liabilities due to be settled within 12 months after the reporting period; and
3)

Liabilities for which the Company does not have an unconditional right to defer settlement for at least 12 months after the reporting period. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

Assets and liabilities that are not classified as current are classified as non-current.

Basis of consolidation
d.	Basis of consolidation

The consolidated financial statements include the financial statements of ASLAN Cayman and entities controlled by ASLAN Cayman (its subsidiaries). When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Company are eliminated on consolidation.

Non-controlling interests in subsidiaries are identified separately from the Company’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

Profit or loss and each component of other comprehensive income are attributed to the stockholders of the Company and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the stockholders of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Changes in the Company’s ownership interests in subsidiaries that do not result in the Companylosing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the interests of the Company and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to stockholders of the Company.

See Note 9 for detailed information on subsidiaries (including percentages of ownership and main businesses).

Foreign currencies
e.	Foreign currencies

The reporting currency of the Company is the U.S. dollar. The functional currency of the majority of the Company’s entities is the U.S. dollar.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the dates of the transactions.

Exchange differences are recognized in “other

gains and losses, net” in the consolidated statement of comprehensive loss.

Property, plant and equipment
f.	Property, plant and equipment

Property, plant and equipment are stated at cost, less recognized accumulated depreciation and accumulated impairment loss.

Depreciation is recognized using the straight-line method. Each significant part is depreciated separately. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each reporting period, with the effect of any changes in estimates accounted for on a prospective basis.

Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the respective asset and is recognized in profit or loss.

Intangible assets
g.	Intangible assets
1)	Intangible assets acquired separately

Intangible assets with finite useful lives that are acquired separately are initially measured at cost and subsequently measured at cost, less accumulated amortization and accumulated impairment loss. Amortization is recognized on a straight-line basis. The estimated useful lives, residual values, and amortization methods are reviewed at the end of each reporting period, with the effect of any changes in estimates accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are measured at cost, less accumulated impairment loss.

2)	Internally-generated intangible assets - research and development expenditures

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from the development phase of an internal project is recognized only if all of the following have been demonstrated:

a)	The technical feasibility of completing the intangible asset so that it will be available for use or sale;
b)	The intention to complete the intangible asset and use or sell it;
c)	The ability to use or sell the intangible asset;
d)	The manner in which intangible asset will generate probable future economic benefits;
e)	The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
f)	The ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when an intangible asset first meets the recognition criteria listed above. Subsequent to initial recognition, they are measured on the same basis as intangible assets that are acquired separately.

3)	Derecognition of intangible assets

On derecognition of an intangible asset, the difference between the net disposal proceeds and the carrying amount of the asset is recognized in profit or loss.

Impairment of tangible and intangible assets
h.	Impairment of tangible and intangible assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets in order to determine whether there is any indication that those assets have suffered any impairment loss. If any such indication exists, the recoverable amount of an asset is estimated in order to determine the extent of the impairment loss. When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available are not subject to amortization, but are tested annually for impairment or more frequently if there are indicators of impairment. In respect of the impairment indicators, the Company considers both internal and external sources of information to determine whether an asset may be impaired, which may include the significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes with adverse effects in the use of the assets, as well as the internal reporting which indicates the economic performance of an asset is worse than expected. If any such indicators exist, the Company will estimate the recoverable amount of such indefinite-lived intangible asset and compare it with its carrying amount.

The recoverable amount is the higher of fair value, less costs to sell and value in use. If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount, with the resulting impairment loss recognized in profit or loss.

When an impairment loss is subsequently reversed, the carrying amount of the corresponding asset or cash-generating unit is increased to the revised estimate of its recoverable amount, but only to the extent of the carrying amount that would have been determined had no impairment loss been recognized on the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized in profit or loss.

Financial instruments
i.	Financial instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss (i.e., FVTPL)) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.

1)	Financial assets

All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis.

a)	Measurement categories

Financial assets are classified into the following categories: Financial assets at FVTPL, financial assets at amortized cost and equity instruments at fair value through other comprehensive income (i.e., FVTOCI).

i.	Financial assets at FVTPL

Derivative financial assets are classified as at FVTPL when such a financial asset is mandatorily classified as at FVTPL.

Financial assets at FVTPL are subsequently measured at fair value, with any gains or losses arising on remeasurement recognized in other gains or losses. Fair value is determined in the manner described in Note 25.

ii.	Financial assets at amortized cost

A financial asset shall be measured at amortized cost if both of the following conditions are met:

i)	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
ii)	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For the financial assets measured at amortized cost (including cash and cash equivalents and refundable deposits), the Company applies the effective interest method to the gross carrying amount at amortized cost less any impairment from initial recognition. Any foreign exchange gains and losses are recognized in profit or loss.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of such a financial asset.

Cash equivalents include time deposits, which are highly liquid, readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. These cash equivalents are held for the purpose of meeting short-term cash commitments.

iii.	Investments in equity instruments at FVTOCI

On initial recognition, the Company may make an irrevocable election to designate investments in equity instruments as at FVTOCI. Designation as at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination.

Investments in equity instruments at FVTOCI are subsequently measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in other equity. The cumulative gain or loss will not be reclassified to profit or loss on disposal of the equity investments; instead, it will be transferred to retained earnings.

Dividends on these investments in equity instruments are recognized in profit or loss when the Company’s right to receive the dividends is established, unless the dividends clearly represent a recovery of part of the cost of the investment.

b)	Impairment of financial assets

The Company recognizes a loss allowance for expected credit losses on financial assets at amortized cost.

For financial instruments, the Company recognizes lifetime expected credit losses (i.e., ECLs) when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on a financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECLs.

Expected credit losses reflect the weighted average of credit losses with the respective risks of default occurring as the weights. Lifetime ECLs represent the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECLs represent the portion of lifetime ECLs that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

The Company recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

c)	Derecognition of financial assets

The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party.

Before 2018, on derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss which had been recognized in other comprehensive income is recognized in profit or loss. Starting from 2018, on derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. On derecognition of an investment in an equity instrument at FVTOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss, and the cumulative gain or loss which had been recognized in other comprehensive income is transferred directly to retained earnings, without recycling through profit or loss.

2)	Equity instruments

Equity instruments issued by the Company entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments issued by the Company entity are recognized at the proceeds received, net of direct issue costs.

No gain or loss is recognized in profit or loss on the issuance of the Company’s own equity instruments.

3)	Financial liabilities
a)	Subsequent measurement

Except the following situations, all financial liabilities are measured at amortized cost using the effective interest method:

1)	Financial liabilities at FVTPL

Financial liabilities are classified as at FVTPL when such financial liabilities are either held for trading or are designated as at FVTPL.

Financial liabilities held for trading are stated at fair value, and any gains or losses on such financial liabilities are recognized in other gains or losses.

Fair value is determined in the manner described in Note 25.

b)	Derecognition of financial liabilities

The difference between the carrying amount of a financial liability derecognized and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

4)	Compound instruments

The component parts of compound instruments issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

On initial recognition, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or upon the instrument’s maturity date. Any embedded derivative liability is bifurcated and measured at fair value.

5)	Derivative financial instruments

Derivatives embedded in hybrid contracts that contain financial asset hosts that is within the scope of IFRS 9 are not separated; instead, the classification is determined in accordance with the entire hybrid contract. Derivatives embedded in non-derivative host contracts that are not financial assets that is within the scope of IFRS 9 (e.g. financial liabilities) are treated as separate derivatives when they meet the definition of a derivative; their risks and characteristics are not closely related to those of the host contracts; and the host contracts are not measured at FVTPL.

Revenue recognition
j.	Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the out-licensing of experimental drugs that have reached ‘proof of concept’ to business partners for ongoing global development and launch, in the ordinary course of the Company’s activities. Revenue is presented, net of goods and services tax, rebates and discounts. See Note 15 for details of the Company’s licensing agreements.

The Company recognizes revenue when it has completed the out-licensing of the experimental drug to business partners, and such partners have accepted the products. Thus, the collectability of the related receivables is reasonably assured.

Typically the consideration received from out-licensing may take the form of upfront payments, option payments, milestone payments, and royalty payments on licensed products. To determine revenue recognition for contracts with customers, the Company performs the following five steps:

1)	Identify the contract with a customer;
2)	Identify the performance obligations in the contract;
3)	Determine the transaction price;
4)	Allocate the transaction price to the performance obligations in the contract; and
5)	Recognize revenue when (or as) the Company satisfies the performance obligations.

At the inception of a contract, the Company assesses the goods or services promised within each contract to determine whether each promised good or service is distinct and identify those that are performance obligations. The Company recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Upfront License Fees

If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company will recognize revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other performance obligations, the Company uses judgment to assess the nature of the combined performance obligation to determine whether it is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress at the end of each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestone Payments

At the inception of each contract with customers that includes development or regulatory milestone payments (i.e., the variable consideration), the Company includes some or all amount of variable consideration in the transaction price estimated only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty related to the variable consideration is subsequently resolved. Milestone payments that are contingent upon the achievement of events that are uncertain or not controllable, such as regulatory approvals, are generally not considered highly probable of being achieved until those approvals are received. Therefore, they are not included in the transaction price. At the end of each reporting period, the Company evaluates the probability of achievement of such milestone payments and any related constraints and, if necessary, adjusts the Company’s estimate of the overall transaction price.

Royalties

For arrangements that include sales-based royalties, including commercial milestone payments based on the level of sales, and for which the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of the following:

1)	when the subsequent sales occur, or
2)	when the performance obligation, to which some or all of the royalty has been allocated, has been satisfied (or partially satisfied).

To date, the Company has not recognized any royalty revenue resulting from any of out-licensing arrangements.

Research and development expenses
k.	Research and development expenses

Elements of research and development expenses primarily include:

1)	payroll and other related costs of personnel engaged in research and development activities;
2)

costs related to preclinical testing of the Company’s technologies under development and clinical trials, such as payments to contract research organizations (“CROs”), investigators and clinical trial sites that conduct the Company’s clinical studies;

3)	costs to develop the product candidates, including raw materials, supplies and product testing related expenses; and
4)	other research and development expenses.

Research and development expenses are expensed as incurred when these expenditures relate to the Company’s research and development services and have no alternative future uses. The conditions enabling the capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

Leasing
l.	Leasing

2019

At the inception of a contract, the Company assesses whether the contract is, or contains, a lease.

The Company as lessee

The Company recognizes right-of-use assets and lease liabilities for all leases at the commencement date of a lease, except for short-term leases and low-value asset leases accounted for applying a recognition exemption where lease payments are recognized as expenses on a straight-line basis over the lease terms.

Right-of-use assets are initially measured at cost, which comprises the initial measurement of lease liabilities adjusted for lease payments made at or before the commencement date. Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses and adjusted for any remeasurement of the lease liabilities. Right-of-use assets are presented on a separate line in the consolidated balance sheets.

Right-of-use assets are depreciated using the straight-line method from the commencement dates to the earlier of the end of the useful lives of the right-of-use assets or the end of the lease terms.

Lease liabilities are initially measured at the present value of the lease payments, which comprise fixed payments and the default fine arises from lease termination. The lease payments are discounted using the interest rate implicit in a lease, if that rate can be readily determined. If that rate cannot be readily determined, the Company uses the incremental borrowing rate.

Subsequently, lease liabilities are measured at amortized cost using the effective interest method, with interest expense recognized over the lease terms. When there is a change in a lease term, the Company remeasures the lease liabilities with a corresponding adjustment to the right-of-use-assets. However, if the carrying amount of the right-of-use assets is reduced to zero, any remaining amount of the remeasurement is recognized in profit or loss. Lease liabilities are presented on a separate line in the consolidated balance sheets.

If a change in the scope of the lease, or the consideration of a lease, that was no part of the original terms and conditions of the lease takes place, and both the modification increases the scope of the lease by adding the right to use one or more underlying assets and the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract, the Company shall account for a lease modification as a separate lease. For a lease modification that is not accounted for as a separate lease, at the effective date of the lease modification, the Company shall remeasure the lease liability by discounting the revised lease payments using a revised discount rate.

The Company shall account for the remeasurement of the lease liability by decreasing the carrying amount of the right-of-use asset to reflect the partial or full termination of the lease for lease modifications that decrease the scope of the lease, shall recognize in profit or loss any gain or loss relating to the partial or full termination of the lease, and shall make a corresponding adjustment to the right-of-use asset for all other lease modification.

2018

Leases are classified as finance leases whenever the terms of a lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Company as lessee

Operating lease payments are recognized as expenses on a straight-line basis over the lease term.

Retirement benefits
m.	Retirement benefits
Payments to defined contribution retirement benefit plans are recognized as expenses when employees have rendered services entitling them to the contributions.
Share-based payment arrangements
n.	Share-based payment arrangements

Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date.

The fair value determined at the grant date of the employee share options is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of the number of employee share options that will eventually vest, with a corresponding increase in “capital surplus - employee share options”. The fair value determined at the grant date of the employee share options is recognized as an expense in full at the grant date when the share options granted vest immediately.

At the end of each reporting period, the Company revises its estimate of the number of employee share options expected to vest. The impact of the revision of the original estimates is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the capital surplus.

The fair value of the amount payable to beneficiaries in respect of bonus entitlement unit grants, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period during which the beneficiaries become unconditionally entitled to payment. The amount is remeasured at each reporting date and at settlement based on the fair value of the bonus entitlement units. Any changes in the liability are recognized in profit or loss.

Taxation
o.	Taxation

The provision for income tax recognized in profit or loss comprises current and deferred tax. Current tax is income tax paid and payable for the current year based on the taxable profit of the year and any adjustments to tax payable (or receivable) in respect of prior years. Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of taxable profit or loss. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. The carrying amount is reviewed at the end of each reporting period on the same basis. Deferred tax is measured at the tax rates that are expected to apply in the period in which the asset or liability is settled, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.